Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5:- INVENTORIES
	December 31
	2021	2020

Raw materials	$178	$116
Inventory in progress	1,658	1,299
Finished goods	4,673	4,389
Net – advances from customers	(942)	(933)

	$5,567	$4,871